Schedule Of Investments (USD $)	Dec. 31, 2011
United States Treasury Bills, Fair Value	$ 1,287,357,438
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00% Due 2/16/12 [Member]
United States Treasury Bills, Fair Value	288,446,000
United States Treasury Bills, Face Amount	288,446,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00%(a) - 0.04% Due 4/05/12 [Member]
United States Treasury Bills, Fair Value	293,983,069
United States Treasury Bills, Face Amount	294,000,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.01% Due 5/24/12 [Member]
United States Treasury Bills, Fair Value	314,987,400
United States Treasury Bills, Face Amount	315,000,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.03% - 0.04% Due 6/07/12 [Member]
United States Treasury Bills, Fair Value	389,940,969
United States Treasury Bills, Face Amount	$ 390,000,000